Average Annual Total Returns - FidelityDisciplinedEquityFund-RetailPRO - FidelityDisciplinedEquityFund-RetailPRO - Fidelity Disciplined Equity Fund	Dec. 30, 2024
Fidelity Disciplined Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	34.04%
Past 5 years	16.09%
Past 10 years	10.63%
Fidelity Disciplined Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	32.60%
Past 5 years	15.58%
Past 10 years	9.50%
Fidelity Disciplined Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.11%
Past 5 years	12.98%
Past 10 years	8.35%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%